Personnel expenses - Fair value Sharesave Plans (Details) - Sharesave plan - Santander UK plc - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment arrangement
Volatility of underlying shares based on historical volatility over five years		32.00%
Historical volatility period	5 years	5 years	5 years
Minimum
Share-based payment arrangement
Risk-free interest rate	0.89%	0.31%	1.06%
Dividend increase	5.48%	5.92%	6.91%
Volatility of underlying shares based on historical volatility over five years	26.16%	31.39%	28.54%
Expected life of options granted (in years)	3	3	3
Maximum
Share-based payment arrangement
Risk-free interest rate	1.08%	0.41%	1.37%
Dividend increase	5.51%	6.21%	7.36%
Volatility of underlying shares based on historical volatility over five years	26.31%		29.11%
Expected life of options granted (in years)	5	5	5